Capital Management - Summary of Covenant Ratios under Most Significant Loan Agreements with the Russian State-Controlled Banks (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Mechel's EBITDA to Net Interest Expense [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	200.00%	175.00%
Actual ratio	136.00%	179.00%
Mechel's EBITDA to Consolidated Financial Expense [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	200.00%	175.00%
Actual ratio	140.00%	182.00%
Mechel's Net Debt to EBITDA [member] | Top of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	600.00%	600.00%
Actual ratio	885.00%	639.00%
Mechel's Total Debt to EBITDA [member] | Top of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	350.00%	450.00%
Actual ratio	851.00%	625.00%
Mechel's Cash flow from operating activities to EBITDA [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	80.00%	80.00%
Actual ratio	108.00%	90.00%
Mechel's EBITDA to Revenue [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	20.00%	20.00%
Actual ratio	18.00%	24.00%